Intangible Assets, Net (Details Narrative) (10-K)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016 USD ($)	Sep. 30, 2015 USD ($)	Sep. 30, 2016 USD ($) Units	Sep. 30, 2015 USD ($)	Dec. 31, 2015 USD ($) Units	Dec. 31, 2014 USD ($)
Patent, amortization period			15 years		15 years
Amortization expense | $	$ 5,111	$ 2,703	$ 17,395	$ 14,365	$ 17,070	$ 31,909
Patents, Units			21		21
Patents expiration date			patents will expire during the years of 2023 to 2028.		patents will expire during the years of 2023 to 2028.
United States [Member]
Patents, Units			14		14
China, India, Japan And Hong Kong [Member]
Patents, Units			7		7
Europe, Canada, and Brazil [Member]
Number of patent application pending			5		5